As filed with the Securities and Exchange Commission on October 14, 2025
Registration No. 333-282081
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ ☐
Post-Effective Amendment No. 7 ☒
(Check appropriate box or boxes.)
Principal Life Insurance Company
(Name of Insurance Company)
The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(515) 247-6785
(Insurance Company’s Telephone Number, including Area Code)
Keri Farrell-Kolb
The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Name and Address of Agent for Service)
Copies To:
Ronald Coenen Jr.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001-3980
Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)
☐ on May 1, 2025 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Explanatory Note: This Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for Principal Strategic Outcomes, an individual, single premium, index-linked deferred annuity (File No. 333-282081) (the “Registration Statement”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933 for the sole purpose of correcting a filing transmission error. Part A of the Registration Statement is hereby incorporated by reference to the prospectus, dated May 1, 2025, filed in Post-Effective Amendment No. 6 to the Registration Statement on April 30, 2025; as well as the following supplements to the prospectus: supplement dated May 13, 2025, filed on May 13, 2025; supplement dated June 4, 2025, filed on June 4, 2025; and supplement dated June 30, 2025, filed on June 30, 2025. Parts B and C of the Registration Statement are included herein.

PART B

PRINCIPAL LIFE INSURANCE COMPANY
PRINCIPAL® STRATEGIC OUTCOMES

Statement of Additional Information

dated May 1, 2025

This Statement of Additional Information provides information about Principal® Strategic Outcomes (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2025.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal® Strategic Outcomes
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company,” “we,” “our” or “us”) is the issuer of the Contract. The Company is an Iowa stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

All non-principal risks of investing in the Contract are disclosed in the Prospectus.

CONTRACT ADJUSTMENTS
Bond Adjustment
A Bond Adjustment is an adjustment (which could be positive, negative or zero) to an amount withdrawn or otherwise Surrendered under the Contract. A Bond Adjustment is intended to reflect changes in the value of the longer-term fixed income assets that we may purchase in support of our financial obligations under the Contract. Generally, if interest rates have increased since the beginning of the current Bond Adjustment period, the Bond Adjustment will reduce the Surrender amount, and if interest rates have decreased since the beginning of the current Bond Adjustment period, the Bond Adjustment will increase the Surrender amount. The Bond Adjustment is intended to be close to the change in value of the fixed income assets that are sold to cover any Surrender under the Contract.
Except as otherwise provided below, a Bond Adjustment will apply to the following regardless of when it occurs (even a Segment End Date):
•For Contracts with applications signed on or after May 1, 2025: to (i) any withdrawal in excess of the Free Surrender Amount, including a full withdrawal, partial withdrawal, scheduled withdrawal or unscheduled withdrawal; (ii) any Annuitization; or (iii) any death benefit. Note: A Bond Adjustment does not apply to RMD withdrawals, as RMD withdrawals will be withdrawals of the Free Surrender Amount.
•For Contracts with applications signed before May 1, 2025: to (i) any withdrawal, including a full withdrawal, partial withdrawal, RMD withdrawal, scheduled withdrawal, unscheduled withdrawal or withdrawal of the Free Surrender amount; (ii) any Annuitization; or (iii) any death benefit. Note: A Bond Adjustment does apply to withdrawals of the Free Surrender Amount, including RMD withdrawals.
A Bond Adjustment will not apply to withdrawals or other Surrenders deducted from the Initial Holding Account, or upon exercise of the Contract’s free look rights.
The Bond Adjustment will be zero (0%) on every Segment Anniversary evenly divisible by six (6) (e.g., 6, 12, 18, etc.).
The amount allocated to the Fixed Segment Option is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities, which means the minimum amount available from the Fixed Segment Option on any Surrender will not be less than the minimum nonforfeiture amount, including after a Bond Adjustment.
If the optional Rate Enhancement Rider has been elected, the daily rider charges that are deducted from the Crediting Base(s) for your Index-Linked Segment Option(s) will not result in a Bond Adjustment, as such deductions are not Surrenders under the Contract.

Bond Adjustments may apply at all times during the accumulation period due to the need for the Company to have the underlying investments backing up the Contract closely match up with the Company’s obligations under the Contract. The Bond Adjustment applies to amounts Surrendered from the Index-Linked Segment Options and Fixed Segment Option. For the amount allocated to the Index-Linked Segment Options, you will receive the Surrender Value upon any Surrender. In contrast, for the amount allocated to the Fixed Segment Option, you will receive the greater of the following upon any Surrender: (i) Surrender Value or (ii) the minimum nonforfeiture amount as required by the Standard Nonforfeiture Law for Individual Deferred Annuities.
The Bond Adjustment is calculated as follows:
Cred Base * {[(1+ Index ValBeg) / (1+ Index ValCur)]Time Rem. – 1}
Where:
•Cred Base is the Crediting Base immediately prior to any Surrender
•Index ValBeg is the Beginning Bond Adjustment Index Value
•Index ValCur is the Current Bond Adjustment Index Value
•Time Rem is the number of whole months remaining until the end of the current Bond Adjustment Period, divided by 12.
The Bond Adjustment Index is the 6 Year Point on the A Rated US Bloomberg Fair Value Curve. If this index becomes unavailable for the Company to utilize, or the calculation of the values substantially changes, the Company may choose another Bond Adjustment Index and you will be made aware of the change. The initial Beginning Bond Adjustment Index Value is equal to the closing price of this index on the Contract Date. Each Beginning Bond Adjustment Index Value after the initial one is equal to the closing price of this index on the Segment Anniversary divisible by six (i.e., 6, 12, 18, etc.). The Current Bond Adjustment Index Value is equal to the most recent closing price of this index on the day the adjustment is calculated. The first Bond Adjustment period begins on the first Segment Start Date, and it restarts on each Segment Anniversary divisible by six.
Equity Adjustment
An Equity Adjustment is an adjustment (which could be positive, negative or zero) used to calculate Segment Interim Value for an Index-Linked Segment Option prior to the Segment End Date. Before the end of a Segment Term for an Index-Linked Segment Option, if any of the following transactions occurs, the transaction will be based on the Segment Interim Value of your investment in that Index-Linked Segment Option and, therefore, will be subject to an Equity Adjustment:
•you take any withdrawal, including a full withdrawal, partial withdrawal, withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal;
•you exercise the Segment Lock-In feature;
•you Annuitize; or
•a death benefit.
This section discusses how we calculate an Equity Adjustment. See 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value in the Prospectus for information about how we calculate Segment Interim Value.
Equity Adjustments are not linked to the performance of the Index for an Index-Linked Segment Option. Rather, Equity Adjustments are related to the value of the derivative assets that we may hold in support of our financial obligations under an Index-Linked Segment Option. Equity Adjustments are calculated using a formula, provided below. Several factors may cause a positive or negative adjustment, such as the time remaining in the Segment Term; the applicable Buffer Rate, Floor Rate, Cap Rate or Participation Rate; market conditions (e.g., interest rates, volatility, dividends); and the market values of the hypothetical derivative instruments that we use to hedge our obligations.

The Equity Adjustment is calculated as follows:

Derivative ValCur – (Derivative ValBeg * [1 – (Time Elapsed / Segment Term)])

Where:
•Derivative ValCur        is the value, calculated using the Black-Scholes formula, of a hypothetical basket of derivatives associated with the Index-Linked
Segment Option on the date the Equity Adjustment is calculated.
•Derivative ValBeg        is the value, calculated using the Black-Scholes formula, of a hypothetical basket of derivatives associated with the Index-Linked
Segment Option on the Segment Start Date.
•Time Elapsed        is the number of days elapsed between the Segment Start Date and the date the Equity Adjustment is calculated.
•Segment Term        is the number of days in the Segment Term.

Parameters (such as interest rates, volatility and dividends) used in the Black-Scholes formula to calculate the value of derivatives will be consistent with the most recently available market data for such parameters. These parameters are provided by an independent third-party and, if any of these parameters become unavailable for any reason, we will select a new parameter or provider at our sole discretion.
The hypothetical basket of derivatives used in the Equity Adjustment depends on the Segment Option selected and may include:
•Buffer
•Long ATM Call
•Short OTM Call
•Short OTM Put

•Peak Buffer
•Long ATM Call
•Short OTM Call
•Long ATM Put
•Short OTM Put

•Floor
•Long ATM Call
•Short OTM Call
•Short ATM Put
•Long OTM Put

The duration of each derivative is based on the Segment Term selected. The underlying index of each derivative is based on the Segment Option selected. The moneyness of each derivative depends on the structured payoff of the Segment Option. “Moneyness” is a term used to describe whether a contract is either in the money (ITM), out of the money (OTM) or at the money (ATM). The following is a brief description of ITM, OTM and ATM.
•ITM — An option that is in-the-money, or ITM, has intrinsic value. A call option is ITM if the strike price is below the underlying security’s current trading price. A put option is ITM if the strike price is above the current price of the underlying security.
•OTM — An option that is out-of-the-money, or OTM, has no intrinsic value. A call option is OTM if the strike price is above the underlying security’s current trading price. Put options are OTM if the strike price is lower than the current price of the underlying security.
•ATM — An at-the-money, or ATM, option is a call or a put option that has a strike price about equal to the current price of the underlying security.

Examples of Contract Adjustments – Contracts With Applications Signed on or After May 1, 2025

The examples below show how different values impact the amount available to you (Surrender Value) in a variety of market conditions and points in time. For purposes of the examples, in arriving at the Surrender Value, the Bond Adjustment and Surrender Charge assume a full Surrender. For examples on how partial withdrawals impact the values, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Reductions to Crediting Base in the Prospectus. Each scenario below has an assumption for market conditions. The increase or decrease in the Index Value indicates changes based on Index performance, and the increase or decrease in the Bond Adjustment Index Value indicates the change in interest rate levels. Generally, when the Bond Adjustment Index Value increases, the Bond Adjustment reduces the Surrender Value, and when the Bond Adjustment Index Value decreases, the Bond Adjustment increases the Surrender Value.
There are three example sets below. All the examples use a 6-year 10% Buffer Segment Option with a 110% Participation Rate and no declared Cap Rate. The first example set shows how the combination of market conditions affects the Equity Adjustment (the Bond Adjustment is assumed to be 0% to highlight the Equity Adjustment). The second and third example sets show (using different market scenarios) how the amount of time remaining until the Segment End Date affects the Equity Adjustment, as well as how the amount of time remaining until the end of the current Bond Adjustment period affects the Bond Adjustment. By including an Equity Adjustment, we are able to show how the increase or decrease of the Index Value impacts the Accumulated Value (Segment Interim Value). Similarly, by including the Bond Adjustment, we are able to show how the increase or decrease of the Bond Adjustment Index Value impacts the Surrender Value.
The following also apply to the examples:
•An Equity Adjustment applies in these examples because the Surrenders occur in the middle of the Segment Term.
•A Bond Adjustment also applies due to the need for the Company to have the underlying investments backing up the Contract closely match up with the Company’s obligations under the Contract.
•The Bond Adjustment is applied to the Crediting Base less the Free Surrender Amount because a full Surrender is assumed when calculating the Surrender Value. For examples on how partial withdrawals impact the values, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Reductions to Crediting Base in the Prospectus.
•For these examples, the Accumulated Value equals the Segment Interim Value because the examples occur in the middle of the Segment Term, and there is only one Segment Option for each example.
•For purposes of simplifying the examples, the Equity Adjustment percentage and the Bond Adjustment percentage are displayed to two decimal places in the example tables. However, the actual, non-rounded percentages were used to calculate the Equity Adjustment amount and Bond Adjustment amount throughout the examples.
•The Months until Segment End Date represents the number of months until the end of the Segment Option in each example.
•The Months until the end of the current Bond Adjustment period represents the number of months until the end of the current Bond Adjustment period in each example.
•Since these examples use a 6-year Segment Option, the Months until Segment End Date and Months until the end of the current Bond Adjustment period will always equal each other for a given example.

Example Set 1
These examples are intended to demonstrate how different market conditions impact the Surrender Value for a Segment Option. The Months until Segment End Date and Months until end of current Bond Adjustment period are the same for each of these examples because these examples are focused on the change in market conditions. These examples demonstrate how the change in the Index Value impacts the Equity Adjustment and how the Equity Adjustment generally will not be the same as the change in the Index Value. For these examples, the Accumulated Value equals the Segment Interim Value because the examples occur in the middle of the Segment Term, and there is only one Segment Option for each example.

Example	1	2	3
Change in Index Value . . . . . . . . . . . . . . . . . . . . . . . . . . .	20% decrease	No change	20% increase
Change in Bond Adjustment Index Value . . . . . . . . . . . . .	No change	No change	No change
Segment Start Date . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	03/01/2023	03/01/2023	03/01/2023
Current Date . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12/01/2023	12/01/2023	12/01/2023
Months until Segment End Date . . . . . . . . . . . . . . . . . . . .	63	63	63
Months until end of current Bond Adjustment period . . . .	63	63	63
Premium Payment . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Crediting Base . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Equity Adjustment percentage(1) . . . . . . . . . . . . . . . . . . . .	-18.54%	-0.68%	17.76%
Equity Adjustment Amount(2) . . . . . . . . . . . . . . . . . . . . . . .	-$1,832.37(2a)	-$68.22(2b)	$1,755.67(2c)
Accumulated Value (Segment Interim Value)(3) . . . . . . . . .	$8,146.31(3a)	$9,931.78(3b)	$11,775.67(3c)
Bond Adjustment percentage(4) . . . . . . . . . . . . . . . . . . . . .	0.00%	0.00%	0.00%
Crediting Base after Free Surrender Amount(5) . . . . . . . . .	N/A	N/A	N/A
Bond Adjustment Amount(6) . . . . . . . . . . . . . . . . . . . . . .	$0.00	$0.00	$0.00
Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment(7) . . . . . . . . . . . . . . . . . . .	$8,146.31(7a)	$9,931.78(7b)	$11,775.67(7c)
Free Surrender Amount(8) . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,000.00	$1,000.00
Amount after Free Surrender Amount(9) . . . . . . . . . . . . .	$7,146.31(9a)	$8,931.78(9b)	$10,775.67(9c)
Surrender Charge percentage(10) . . . . . . . . . . . . . . . . . . .	8.00%	8.00%	8.00%
Surrender Charge(11) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$571.70(11a)	$714.54(11b)	$862.05(11c)
Surrender Value(12) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$7,574.61(12a)	$9,217.23(12b)	$10,913.61(12c)
___________

(1)The Equity Adjustment is the adjustment to the Crediting Base, expressed as a percentage, based on the change in the value of the hypothetical derivative assets which are designed to replicate credits provided by a Segment Option at the end of a Segment Term. The adjustment will generally be different than the Index performance at the time of withdrawal (since Segment Start Date). For purposes of simplifying the examples, the Equity Adjustment percentage has been rounded to two decimal places.
(2)The Equity Adjustment Amount is the Equity Adjustment percentage multiplied by the Crediting Base.
(a)For example 1, it is negative 18.54% multiplied by $10,000.00, which equals negative $1,853.69.
(b)For example 2, it is negative 0.68% multiplied by $10,000.00, which equals negative $68.22.
(c)For example 3, it is positive 17.76% multiplied by $10,000.00, which equals positive $1,775.67.
(3)The Accumulated Value (Segment Interim Value) is the Crediting Base plus or minus the Equity Adjustment Amount.
(a)For example 1, it is $10,000.00 minus $1,853.69, which equals $8,146.31.
(b)For example 2, it is $10,000.00 minus $68.22, which equals $9,931.78.
(c) For example 3, it is $10,000.00 plus $1,775.67, which equals $11,775.67
(4)For purposes of simplifying the examples, the Bond Adjustment percentage has been rounded to two decimal places.
(5)Crediting Base after Free Surrender Amount is the difference between the Accumulated Value (Segment Interim Value) and the Free Surrender Amount multiplied by the ratio of the Crediting Base over the Accumulated Value (Segment Interim Value). This is not applicable to these examples since the Bond Adjustment percentage is 0.00%.
(6)The Bond Adjustment Amount is the Bond Adjustment percentage multiplied by the Crediting Base After Free Surrender Amount. For all three of these examples, it is 0.00% multiplied by the respective Crediting Base After Free Surrender Amount, which equals $0.00.
(7)The Accumulated Value (Segment Interim Value) adjusted for the Bond Adjustment is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment Amount.
(a)For example 1, it is $8,146.31 minus $0.00, which equals $8,146.31.
(b)For example 2, it is $9,931.78 minus $0.00, which equals $9,931.78.
(c)For example 3, it is $11,775.67 minus $0.00, which equals $11,775.67.
(8)The Free Surrender Amount is the Premium Payment multiplied by the allowed Free
Surrender percentage. For all three of these examples, it is $10,000.00 multiplied by 10%, which equals $1,000.00.
(9)Amount after Free Surrender Amount is the Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment minus the Free Surrender Amount.
(a)For example 1, it is $8,146.31 minus $1,000.00, which equals $7,146.31.
(b)For example 2, it is $9,931.78 minus $1,000.00, which equals $8,931.78
(c) For example 3, it is $11,775.67 minus $1,000.00, which equals $10,775.67.
(10) The Surrender Charge percentage is based on the current Contract Year. For all three of these examples, it is 8.00% because each example is in the first Contract Year.
(11) The Surrender Charge is the Surrender Charge percentage multiplied by the Amount after Free Surrender Amount.
(a)For example 1, it is 8.00% multiplied by $7,146.31, which equals $571.70.
(b)For example 2, it is 8.00% multiplied by $8,931.78, which equals $714.54.
(c)For example 3, it is 8.00% multiplied by $10,775.67, which equals $862.05.
(12) The Surrender Value is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment minus the Surrender Charge minus the Rider Charge.
(a)For example 1, it is $8,146.31 minus $0.00 minus $571.70, which equals $7,574.61.
(b)For example 2, it is $9,931.78 minus $0.00 minus $714.54, which equals $9,217.23.
(c)For example 3, it is $11,775.67 plus $0.00 minus $862.05, which equals $10,913.61.
Example Set 2
These examples are intended to demonstrate how the time until the Segment End Date and the time until the end of the current Bond Adjustment period impact the Surrender Value for a Segment Option. These examples demonstrate how the time until the Segment End Date impacts the Equity Adjustment while keeping the change in the Index Value constant. Generally, the Equity Adjustment will get closer to the change in the Index Value as the Months until Segment End Date get closer to zero. These examples also show how the time until the end of the current Bond Adjustment period impacts the Bond Adjustment while keeping the change in the Bond Adjustment Index Value constant. Generally, the Bond Adjustment will approach zero as the Contract gets closer to the end of the current Bond Adjustment period. Generally, if the change in the Bond Adjustment Index Value is positive, it means interest rates have increased since the date when the current Bond Adjustment period started. Another item these examples demonstrate is how the Surrender Charge diminishes in future Contract Years. For these examples, the Accumulated Value equals the Segment Interim Value because the examples occur in the middle of the Segment Term, and there is only one Segment Option for each example.

Example	4	5	6
Change in Index Value . . . . . . . . . . . . . . . . . . . . . . .	10% increase	10% increase	10% increase
Change in Bond Adjustment Index Value . . . . . . . . .	10% increase	10% increase	10% increase
Segment Start Date . . . . . . . . . . . . . . . . . . . . . . . . .	03/01/2023	03/01/2023	03/01/2023
Current Date . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12/01/2023	03/01/2026	06/01/2028
Months until Segment End Date . . . . . . . . . . . . . . .	63	36	9
Months until end of current Bond Adjustment period . . .	63	36	9
Premium Payment . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Crediting Base . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Equity Adjustment percentage(1) . . . . . . . . . . . . . . .	8.46%	12.03%	12.15%
Equity Adjustment Amount(2) . . . . . . . . . . . . . . . . . .	$846.16(2a)	$1,202.89(2b)	$1,214.51(2c)
Accumulated Value (Segment Interim Value)(3) . . . .	$10,846.16(3a)	$11,202.89(3b)	$11,214.51(3c)
Bond Adjustment percentage(4) . . . . . . . . . . . . . . . .	-1.02%	-0.59%	-0.15%
Crediting Base after Free Surrender Amount(5) . . . .	$9,078.01(5a)	$9,107.37(5b)	$9,108.30(5c)
Bond Adjustment Amount(6) . . . . . . . . . . . . . . . . . . .	-$92.88(6a)	-$53.36(6b)	-$13.37(6c)
Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment(7) . . . . . . . . . . . . . . . .	$10,753.28(7a)	$11,149.52(7b)	$11,201.14(7c)
Free Surrender Amount(8) . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,000.00	$1,000.00
Amount after Free Surrender Amount(9) . . . . . . . . .	$9,753.28(9a)	$10,149.52(9b)	$10,201.14(9c)
Surrender Charge percentage(10) . . . . . .	8.00%(10a)	6.00%(10b)	4.00%(10c)
Surrender Charge(11) . . . . . . . . . .	$780.26(11a)	$608.97(11b)	$408.05(11c)
Surrender Value(12) . . . . . . . . . . . . . . . . . . . . . . . . . .	$9,973.02(12a)	$10,540.55(12b)	$10,793.09(12c)
___________
(1)The Equity Adjustment is the adjustment to the Crediting Base, expressed as a percentage, based on the change in the value of the hypothetical derivative assets which are designed to replicate credits provided by a Segment Option at the end of a Segment Term. The adjustment will generally be different than the Index performance at the time of withdrawal (since Segment Start Date). For purposes of simplifying the examples, the Equity Adjustment percentage has been rounded to two decimal places.
(2)The Equity Adjustment Amount is the Equity Adjustment percentage multiplied by the Crediting Base.
(a)For example 4, it is positive 8.46% multiplied by $10,000.00, which equals positive $846.16.
(b)For example 5, it is positive 12.03% multiplied by $10,000.00, which equals positive $1,202.89.
(c)For example 6, it is positive 12.15% multiplied by $10,000.00, which equals positive $1,214.51.
(3)The Accumulated Value (Segment Interim Value) is the Crediting Base plus or minus the Equity Adjustment Amount.
(a)For example 4, it is $10,000.00 plus $846.16, which equals $10,846.16.
(b) For example 5, it is $10,000.00 plus $1,202.89, which equals $11,202.89.
(c) For example 6, it is $10,000.00 plus $1,214.51, which equals $11,214.51.
(4)For purposes of simplifying the examples, the Bond Adjustment percentage has been rounded to two decimal places.
(5)Crediting Base after Free Surrender Amount is the difference between the Accumulated Value (Segment Interim Value) and the Free Surrender Amount multiplied by the ratio of the Crediting Base over the Accumulated Value (Segment Interim Value).
(a)For example 4, it is $10,846.16 minus $1,000 multiplied by $10,000.00 divided by $10,846.16, which equals $9,078.01.
(b)For example 5, it is $11,202.89 minus $1,000 multiplied by $10,000.00 divided by $11,202.89, which equals $9,107.37.
(c)For example 6, it is $11,214.51 minus $1,000 multiplied by $10,000.00 divided by $11,214.51, which equals $9,108.30.
(6)The Bond Adjustment Amount is the Bond Adjustment percentage multiplied by the Crediting Base after Free Surrender Amount.

(a)For example 4, it is negative 1.02% multiplied by $9,078.01, which equals negative $92.88.
(b)For example 5, it is negative 0.59% multiplied by $9,107.37, which equals negative $53.36.
(c)For example 6, it is negative 0.15% multiplied by $9,108.30, which equals negative $13.37.
(7)The Accumulated Value (Segment Interim Value) adjusted for the Bond Adjustment is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment Amount.
(a)For example 4, it is $10,846.16 minus $92.88, which equals $10,753.28.
(b)For example 5, it is $11,202.89 minus $53.36, which equals $11,149.52.
(c)For example 6, it is $11,214.51 minus $13.37, which equals $11,201.14.
(8)The Free Surrender Amount is the Premium Payment multiplied by the allowed Free Surrender percentage. For all three of these examples, it is $10,000.00 multiplied by 10%, which equals
$1,000.00.
(9)Amount after Free Surrender Amount is the Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment minus the Free Surrender Amount.
(a)For example 4, it is $10,753.28 minus $1,000.00, which equals $9,753.28.
(b)For example 5, it is $11,149.52 minus $1,000.00, which equals $10,149.52.
(c)For example 6, it is $11,201.14 minus $1,000.00, which equals $10,201.14.
(10)The Surrender Charge percentage is based on the current Contract Year.
(a)For example 4, it is 8.00% because it is in the first Contract Year.
(b)For example 5, it is 6.00% because it is in the fourth Contract Year.
(c)For example 6, it is 4.00% because it is in the sixth Contract Year.
(11)The Surrender Charge is the Surrender Charge percentage multiplied by the Amount after Free Surrender Amount.
(a)For example 4, it is 8.00% multiplied by $9,753.28, which equals $780.26.
(b)For example 5, it is 6.00% multiplied by $10,149.52, which equals $608.97.
(c)For example 6, it is 4.00% multiplied by $10,201.14, which equals $408.05.
(12) The Surrender Value is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment minus the Surrender Charge minus the Rider Charge.
(a)For example 4, it is $10,846.16 minus $92.88 minus $780.26, which equals $9,973.02.
(b)For example 5, it is $11,202.89 minus $53.36 minus $608.97, which equals $10,540.55.
(c)For example 6, it is $11,214.51 minus $13.37 minus $408.05, which equals $10,793.09.
Example Set 3
These examples are intended to demonstrate how the time until the Segment End Date and the time until the end of the current Bond Adjustment period impact the Surrender Value for a Segment Option. These examples demonstrate how the time until the Segment End Date impacts the Equity Adjustment while keeping the change in the Index Value constant. Generally, as the Months until Segment End Date get closer to zero, the Equity Adjustment Amount will get closer to what the Segment Credit amount will be on the Segment End Date. These examples also show how the time until the end of the current Bond Adjustment period impacts the Bond Adjustment while keeping the change in the Bond Adjustment Index Value constant. Generally, the Bond Adjustment will approach zero as the Contract gets closer to the end of the current Bond Adjustment period. Generally, if the change in the Bond Adjustment Index Value is negative, it means interest rates have decreased since the date when the current Bond Adjustment period started. Another item these examples demonstrate is how the Surrender Charge diminishes in future Contract Years. For these examples, the Accumulated Value equals the Segment Interim Value because the examples occur in the middle of the Segment Term, and there is only one Segment Option for each example.

Example	7	8	9
Change in Index Value . . . . . . . . . . . . . . . . . . . .	10% decrease	10% decrease	10% decrease
Change in Bond Adjustment Index Value . . . . . . .	10% decrease	10% decrease	10% decrease
Segment Start Date . . . . . . . . . . . . . . . . . . . . . .	03/01/2023	03/01/2023	03/01/2023
Current Date . . . . . . . . . . . . . . . . . . . . . . . . . . .	12/01/2023	03/01/2026	06/01/2028
Months until Segment End Date . . . . . . . . . . . . .	63	36	9
Months until end of current Bond Adjustment period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63	36	9
Premium Payment . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Crediting Base . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Equity Adjustment percentage(1) . . . . . . . . . . . . .	-9.68%	-6.13%	-4.57%
Equity Adjustment Amount(2) . . . . . . . . . . . . . . .	-$967.57(2a)	-$613.28(2b)	-$456.69(2c)
Accumulated Value (Segment Interim Value)(3) . . .	$9,032.43(3a)	$9,386.72(3b)	$9,543.31(3c)
Bond Adjustment percentage(4) . . . . . . . . . . . . . .	1.04%	0.59%	0.15%
Crediting Base after Free Surrender Amount(5) . . .	$8,892.88(5a)	$8,934.67(5b)	$8,952.15(5c)
Bond Adjustment Amount(6) . . . . . . . . . . . . . . . .	$92.11(6a)	$52.76(6b)	$13.19(6c)
Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment(7) . . . . . . . . . . . .	$9,124.54(7a)	$9,439.49(7b)	$9,556.50(7c)
Free Surrender Amount(8) . . . . . . . . . . . . . . . . . .	$1,000.00	$1,000.00	$1,000.00
Amount after Free Surrender Amount(9) . . . . . . .	$8,124.54(9a)	$8,439.49(9b)	$8,556.50(9c)
Surrender Charge percentage(10) . . . . . .	8.00%(10a)	6.00%(10b)	4.00%(10c)
Surrender Charge(11) . . . . . . . . . .	$649.96(11a)	$506.37(11b)	$342.26(11c)
Surrender Value(12) . . . . . . . . . . . . . . . . . . . . . . .	$8,474.57(12a)	$8,933.12(12b)	$9,214.24(12c)

___________
(1)The Equity Adjustment is the adjustment to the Crediting Base, expressed as a percentage, based on the change in the value of the hypothetical derivative assets which are designed to replicate credits provided by a Segment Option at the end of a Segment Term. The adjustment will generally be different than the Index performance at the time of withdrawal (since Segment Start Date). For purposes of simplifying the examples, the Equity Adjustment percentage has been rounded to two decimal places.
(2)The Equity Adjustment Amount is the Equity Adjustment percentage multiplied by the Crediting Base.
(a)For example 7, it is negative 9.68% multiplied by $10,000.00, which equals negative $967.57.
(b)For example 8, it is negative 6.13% multiplied by $10,000.00, which equals negative $613.28.
(c)For example 9, it is negative 4.57% multiplied by $10,000.00, which equals negative $456.69.
(3)The Accumulated Value (Segment Interim Value) is the Crediting Base plus or minus the Equity Adjustment Amount.
(a)For example 7, it is $10,000.00 minus $967.57, which equals $9,032.43.
(b)For example 8, it is $10,000.00 minus $613.28, which equals $9,386.72.
(c)For example 9, it is $10,000.00 minus $456.69, which equals $9,543.31.
(4)For purposes of simplifying the examples, the Bond Adjustment percentage has been rounded to two decimal places.
(5)Crediting Base after Free Surrender Amount is the difference between the Accumulated Value (Segment Interim Value) and the Free Surrender Amount multiplied by the ratio of the Crediting Base over the Accumulated Value (Segment Interim Value).
(a)For example 7, it is $9,032.43 minus $1,000 multiplied by $10,000.00 divided by $9,032.43, which equals $8,892.88.
(b)For example 8, it is $9,386.72 minus $1,000 multiplied by $10,000.00 divided by $9,386.72, which equals $8,934.67.
(c)For example 9, it is $9,543.31 minus $1,000 multiplied by $10,000.00 divided by $9,543.31, which equals $8,952.15.
(6)The Bond Adjustment Amount is the Bond Adjustment percentage multiplied by the Crediting Base after Free Surrender Amount.

(a)For example 7, it is positive 1.04% multiplied by $8,892.88, which equals positive $92.11.
(b)For example 8, it is positive 0.59% multiplied by $8,934.67, which equals positive $52.76.
(c)For example 9, it is positive 0.15% multiplied by $8,952.15, which equals positive $13.19.
(7)The Accumulated Value (Segment Interim Value) adjusted for the Bond Adjustment is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment Amount.
(a)For example 7, it is $9,032.43 plus $92.11, which equals $9,124.54.
(b)For example 8, it is $9,386.72 plus $52.76, which equals $9,439.49.
(c)For example 9, it is $9,543.31 plus $13.19, which equals $9,556.50.
(8)The Free Surrender Amount is the Premium Payment multiplied by the allowed Free Surrender percentage. For all three of these examples, it is $10,000.00 multiplied by 10%, which equals $1,000.00.
(9)Amount after Free Surrender Amount is the Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment minus the Free Surrender Amount.
(a)For example 7, it is $9,124.54 minus $1,000.00, which equals $8,124.54.
(b)For example 8, it is $9,439.49 minus $1,000.00, which equals $8,439.49.
(c)For example 9, it is $9,556.50 minus $1,000.00, which equals $8,556.50.
(10) The Surrender Charge percentage is based on the current Contract Year.
(a)For example 7, it is 8.00% because it is in the first Contract Year.
(b)For example 8, it is 6.00% because it is in the fourth Contract Year.
(c)For example 9, it is 4.00% because it is in the sixth Contract Year.
(11) The Surrender Charge is the Surrender Charge percentage multiplied by the Amount after Free Surrender Amount.
(a)For example 7, it is 8.00% multiplied by $8,124.54, which equals $649.96.
(b)For example 8, it is 6.00% multiplied by $8,439.49, which equals $506.37.
(c)For example 9, it is 4.00% multiplied by $8,556.50, which equals $342.26.
(12) The Surrender Value is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment minus the Surrender Charge minus the Rider Charge.
(a)For example 7, it is $9,032.43 plus $92.11 minus $649.96, which equals $8,474.57.
(b)For example 8, it is $9,386.72 plus $52.76 minus $506.37, which equals $8,933.12.
(c)For example 9, it is $9,543.31 plus $13.19 minus $342.26, which equals $9,214.24.

Examples of Contract Adjustments – Contracts With Applications Signed Before May 1, 2025

The examples below will show how different values impact the amount available to you (Surrender Value) in a variety of market conditions and points in time. For purposes of the examples, in arriving at the Surrender Value, the Bond Adjustment and Surrender Charge assume a full Surrender. For examples on how partial withdrawals impact the values, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Reductions to Crediting Base. Each scenario below has an assumption for market conditions. The increase or decrease in the Index Value indicates changes based on Index performance, and the increase or decrease in the Bond Adjustment Index Value indicates the change in interest rate levels. Generally, when the Bond Adjustment Index Value increases the Bond Adjustment reduces the Surrender Value, and when the Bond Adjustment Index Value decreases the Bond Adjustment increases the Surrender Value.
There are three example sets below. All the examples use a 6-year 10% Buffer Segment Option with a 110% Participation Rate and no declared Cap Rate. The first example set shows how the combination of market conditions affects the Equity Adjustment and Bond Adjustment. The second and third example sets show how the amount of time remaining until the Segment End Date affects the Equity Adjustment and how the amount of time remaining until the end of the current Bond Adjustment period affects the Bond Adjustment. By including an Equity Adjustment, we are able to show how the increase or decrease of the Index Value impacts the Accumulated Value (Segment Interim Value). Similarly, by including the Bond Adjustment, we are able to show how the increase or decrease of the Bond Adjustment Index Value impacts the Surrender Value.

The following also apply to the examples:
•An Equity Adjustment applies in these examples because the Surrenders occur in the middle of the Segment Term.
•A Bond Adjustment also applies due to the need for the Company to have the underlying investments backing up the Contract closely match up with the Company’s obligations under the Contract.
•The Bond Adjustment is applied to the entire Crediting Base because a full Surrender is assumed when calculating the Surrender Value. For examples on how partial withdrawals impact the values, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Reductions to Crediting Base.
•For these examples, the Accumulated Value equals the Segment Interim Value because the examples occur in the middle of the Segment Term, and there is only one Segment Option for each example.
•For purposes of simplifying the examples, the Equity Adjustment percentage and the Bond Adjustment percentage are displayed to two decimal places in the example tables. However, the actual, non-rounded percentages were used to calculate the Equity Adjustment amount and Bond Adjustment amount throughout the examples.
•The Months until Segment End Date represents the number of months until the end of the Segment Option in each example.
•The Months until the end of the current Bond Adjustment period represents the number of months until the end of the current Bond Adjustment period in each example.
•Since these examples use a 6-year Segment Option, the Months until Segment End Date and Months until the end of the current Bond Adjustment period will always equal each other for a given example.
Example Set 1
These examples are intended to demonstrate how different market conditions impact the Surrender Value for a Segment Option. The Months until Segment End Date and Months until end of current Bond Adjustment period are the same for each of these examples because these examples are focused on the change in market conditions. These examples demonstrate how the change in the Index Value impacts the Equity Adjustment and how the Equity Adjustment generally will not be the same as the change in the Index Value. For these examples, the Accumulated Value equals the Segment Interim Value because the examples occur in the middle of the Segment Term, and there is only one Segment Option for each example.

Example	1	2	3
Change in Index Value . . . . . . . . . . . . . . . . . . . . . . . . . .	20% decrease	No change	20% increase
Change in Bond Adjustment Index Value . . . . . . . . . . . . . .	No change	No change	No change
Months until Segment End Date . . . . . . . . . . . . . . . . . . . .	63	63	63
Months until end of current Bond Adjustment period . . . . .	63	63	63
Premium Payment . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Crediting Base . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Equity Adjustment percentage(1) . . . . . . . . . . . . . . . . . . . .	-18.54%	-0.68%	17.76%
Equity Adjustment Amount(2). . . . . . . . . . . . . . . . . . . . . .	-$1,853.69(2a)	-$68.22(2b)	$1,775.67(2c)
Accumulated Value (Segment Interim Value)(3) . . . . . . . . . .	$8,146.31(3a)	$9,931.78(3b)	$11,775.67(3c)
Bond Adjustment percentage(4) . . . . . . . . . . . . . . . . . . . . .	0.00%	0.00%	0.00%
Bond Adjustment Amount(5) . . . . . . . . . . . . . . . . . . . . . .	$0.00	$0.00	$0.00
Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment(6) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$8,146.31(6a)	$9,931.78(6b)	$11,775.67(6c)
Free Surrender Amount(7) . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,000.00	$1,000.00
Amount after Free Surrender Amount(8) . . . . . . . . . . . . . . .	$7,146.31(8a)	$8,931.78(8b)	$10,775.67(8c)
Surrender Charge percentage(9) . . . . . . . . . . . . . . . . . . . . .	8.00%	8.00%	8.00%
Surrender Charge(10) . . . . . . . . . . . . . . . . . . . . . . . . . . .	$571.70(10a)	$714.54(10b)	$862.05(10c)
Surrender Value(11) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$7,574.61(11a)	$9,217.23(11b)	$10,913.61(11c)
___________
(1)The Equity Adjustment is the adjustment to the Crediting Base, expressed as a percentage, based on the change in the value of the hypothetical derivative assets which are designed to replicate credits provided by a Segment Option at the end of a Segment Term. The adjustment will generally be different than the Index performance at the time of withdrawal (since Segment Start Date). For purposes of simplifying the examples, the Equity Adjustment percentage has been rounded to two decimal places.
(2)The Equity Adjustment Amount is the Equity Adjustment percentage multiplied by the Crediting Base.
(a)For example 1, it is negative 18.54% multiplied by $10,000.00, which equals negative $1,853.69.
(b)For example 2, it is negative 0.68% multiplied by $10,000.00, which equals negative $68.22.
(c)For example 3, it is positive 17.76% multiplied by $10,000.00, which equals positive $1,775.67.
(3)The Accumulated Value (Segment Interim Value) is the Crediting Base plus or minus the Equity Adjustment Amount.
(a)For example 1, it is $10,000.00 minus $1,853.69, which equals $8,146.31.
(b)For example 2, it is $10,000.00 minus $68.22, which equals $9,931.78. (c) For example 3, it is $10,000.00 plus $1,775.67, which equals $11,775.67.
(4)For purposes of simplifying the examples, the Bond Adjustment percentage has been rounded to two decimal places.
(5)The Bond Adjustment Amount is the Bond Adjustment percentage multiplied by the Crediting Base. For all three of these examples, it is 0.00% multiplied by $10,000.00, which equals $0.00.
(6)The Accumulated Value (Segment Interim Value) adjusted for the Bond Adjustment is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment Amount.
(a)For example 1, it is $8,146.31 minus $0.00, which equals $8,146.31.
(b)For example 2, it is $9,931.78 minus $0.00, which equals $9,931.78.
(c)For example 3, it is $11,775.67 minus $0.00, which equals $11,775.67.
(7)The Free Surrender Amount is the Premium Payment multiplied by the allowed Free Surrender percentage. For all three of these examples, it is $10,000.00 multiplied by 10%, which equals $1,000.00.
(8)Amount after Free Surrender Amount is the Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment minus the Free Surrender Amount.
(a)For example 1, it is $8,146.31 minus $1,000.00, which equals $7,146.31.
(b)For example 2, it is $9,931.78 minus $1,000.00, which equals $8,931.78.
(c)For example 3, it is $11,775.67 minus $1,000.00, which equals $10,775.67.
(9)The Surrender Charge percentage is based on the current Contract Year. For all three of these examples, it is 8.00% because each example is in the first Contract Year.
(10)The Surrender Charge is the Surrender Charge percentage multiplied by the Amount after Free Surrender Amount.
(a)For example 1, it is 8.00% multiplied by $7,146.31, which equals $571.70.
(b)For example 2, it is 8.00% multiplied by $8,931.78, which equals $714.54.
(c)For example 3, it is 8.00% multiplied by $10,775.67, which equals $862.05.
(11)The Surrender Value is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment minus the Surrender Charge.
(a)For example 1, it is $8,146.31 minus $0.00 minus $571.70, which equals $7,574.61.
(b)For example 2, it is $9,931.78 minus $0.00 minus $714.54, which equals $9,217.23.
(c)For example 3, it is $11,775.67 plus $0.00 minus $862.05, which equals $10,913.61.

Example Set 2
These examples are intended to demonstrate how the time until the Segment End Date and the time until the end of the current Bond Adjustment period impact the Surrender Value for a Segment Option. These examples demonstrate how the time until the Segment End Date impacts the Equity Adjustment while keeping the change in the Index Value constant. Generally, the Equity Adjustment will get closer to the change in the Index Value as the Months until Segment End Date get closer to zero. These examples also show how the time until the end of the current Bond Adjustment period impacts the Bond Adjustment while keeping the change in the Bond Adjustment Index Value constant. Generally, the Bond Adjustment will approach zero as the Contract gets closer to the end of the current Bond Adjustment period. Generally, if the change in the Bond Adjustment Index Value is positive, it means interest rates have increased since the date when the current Bond Adjustment period started. Another item these examples demonstrate is how the Surrender Charge diminishes in future Contract Years. For these examples, the Accumulated Value equals the Segment Interim Value because the examples occur in the middle of the Segment Term, and there is only one Segment Option for each example.

Example	4	5	6
Change in Index Value . . . . . . . . . . . . . . . . . . . . . . . . .	10% increase	10% increase	10% increase
Change in Bond Adjustment Index Value . . . . . . . . . . . . .	10% increase	10% increase	10% increase
Months until Segment End Date . . . . . . . . . . . . . . . . . . .	63	36	9
Months until end of current Bond Adjustment period . . . . .	63	36	9
Premium Payment . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Crediting Base . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Equity Adjustment percentage(1) . . . . . . . . . . . . . . . . . . .	8.46%	12.03%	12.15%
Equity Adjustment Amount(2) . . . . . . . . . . . . . . . . . . . .	$846.16(2a)	$1,202.89(2b)	$1,214.51(2c)
Accumulated Value (Segment Interim Value)(3) . . . . . . . . . .	$10,846.16(3a)	$11,202.89(3b)	$11,214.51(3c)
Bond Adjustment percentage(4) . . . . . . . . . . . . . . . . . . . .	-1.02%	-0.59%	-0.15%
Bond Adjustment Amount(5) . . . . . . . . . . . . . . . . . . . . .	-$102.31(5a)	-$58.59(5b)	-$14.68(5c)
Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment(6) . . . . . . . . . . . . . . . . . . . . . . . . .	$10,743.85(6a)	$11,144.29(6b)	$11,199.83(6c)
Free Surrender Amount(7) . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,000.00	$1,000.00
Amount after Free Surrender Amount(8) . . . . . . . . . . . . . .	$9,743.85(8a)	$10,144.29(8b)	$10,199.83(8c)
Surrender Charge percentage(9) . . . . . . . . . . . . . . . . . . . .	8.00%(9a)	6.00%(9b)	4.00%(9c)
Surrender Charge(10) . . . . . . . . . . . . . . . . . . . . . . . . . .	$779.51(10a)	$608.66(10b)	$407.99(10c)
Surrender Value(11) . . . . . . . . . . . . . . . . . . . . . . . . . . .	$9,964.34(11a)	$10,535.64(11b)	$10,791.84(11c)
___________
(1)The Equity Adjustment is the adjustment to the Crediting Base, expressed as a percentage, based on the change in the value of the hypothetical derivative assets which are designed to replicate credits provided by a Segment Option at the end of a Segment Term. The adjustment will generally be different than the Index performance at the time of withdrawal (since Segment Start Date). For purposes of simplifying the examples, the Equity Adjustment percentage has been rounded to two decimal places.
(2)The Equity Adjustment Amount is the Equity Adjustment percentage multiplied by the Crediting Base.
(a)For example 4, it is positive 8.46% multiplied by $10,000.00, which equals positive $846.16.
(b)For example 5, it is positive 12.03% multiplied by $10,000.00, which equals positive $1,202.89.
(c)For example 6, it is positive 12.15% multiplied by $10,000.00, which equals positive $1,214.51.
(3)The Accumulated Value (Segment Interim Value) is the Crediting Base plus or minus the Equity Adjustment Amount.
(a) For example 4, it is $10,000.00 plus $846.16, which equals $10,846.16.
(b) For example 5, it is $10,000.00 plus $1,202.89, which equals $11,202.89.
(c) For example 6, it is $10,000.00 plus $1,214.51, which equals $11,214.51.
(4)For purposes of simplifying the examples, the Bond Adjustment percentage has been rounded to two decimal places.

(5)The Bond Adjustment Amount is the Bond Adjustment percentage multiplied by the Crediting Base.
(a)For example 4, it is negative 1.02% multiplied by $10,000.00, which equals negative $102.31.
(b)For example 5, it is negative 0.59% multiplied by $10,000.00, which equals negative $58.59.
(c)For example 6, it is negative 0.15% multiplied by $10,000.00, which equals negative $14.68.
(6)The Accumulated Value (Segment Interim Value) adjusted for the Bond Adjustment is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment Amount.
(a)For example 4, it is $10,846.16 minus $102.31, which equals $10,743.85.
(b)For example 5, it is $11,202.89 minus $58.59, which equals $11,144.29.
(c)For example 6, it is $11,214.51 minus $14.68, which equals $11,199.83.
(7)The Free Surrender Amount is the Premium Payment multiplied by the allowed Free Surrender percentage. For all three of these examples, it is $10,000.00 multiplied by 10%, which equals $1,000.00.
(8)Amount after Free Surrender Amount is the Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment minus the Free Surrender Amount.
(a)For example 4, it is $10,743.85 minus $1,000.00, which equals $9,743.85.
(b)For example 5, it is $11,144.29 minus $1,000.00, which equals $10,144.29.
(c)For example 6, it is $11,199.83 minus $1,000.00, which equals $10,199.83.
(9)The Surrender Charge percentage is based on the current Contract Year.
(a)For example 4, it is 8.00% because it is in the first Contract Year.
(b)For example 5, it is 6.00% because it is in the fourth Contract Year.
(c)For example 6, it is 4.00% because it is in the sixth Contract Year.
(10)The Surrender Charge is the Surrender Charge percentage multiplied by the Amount after Free Surrender Amount.
(a)For example 4, it is 8.00% multiplied by $9,743.85, which equals $779.51.
(b)For example 5, it is 6.00% multiplied by $10,144.29, which equals $608.66.
(c)For example 6, it is 4.00% multiplied by $10,199.83, which equals $407.99.
(11)The Surrender Value is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment minus the Surrender Charge.
(a)For example 4, it is $10,846.16 minus $102.31 minus $779.51, which equals $9,964.34.
(b)For example 5, it is $11,202.89 minus $58.59 minus $608.66, which equals $10,535.64.
(c)For example 6, it is $11,214.51 minus $14.68 minus $407.99, which equals $10,791.84.

Example Set 3
These examples are intended to demonstrate how the time until the Segment End Date and the time until the end of the current Bond Adjustment period impact the Surrender Value for a Segment Option. These examples demonstrate how the time until the Segment End Date impacts the Equity Adjustment while keeping the change in the Index Value constant. Generally, as the Months until Segment End Date get closer to zero, the Equity Adjustment Amount will get closer to what the Segment Credit amount will be on the Segment End Date. These examples also show how the time until the end of the current Bond Adjustment period impacts the Bond Adjustment while keeping the change in the Bond Adjustment Index Value constant. Generally, the Bond Adjustment will approach zero as the Contract gets closer to the end of the current Bond Adjustment period. Generally, if the change in the Bond Adjustment Index Value is negative, it means interest rates have decreased since the date when the current Bond Adjustment period started. Another item these examples demonstrate is how the Surrender Charge diminishes in future Contract Years. For these examples, the Accumulated Value equals the Segment Interim Value because the examples occur in the middle of the Segment Term, and there is only one Segment Option for each example.

Example	7	8	9
Change in Index Value . . . . . . . . . . . . . . . . . . . . . . . . . . .	10% decrease	10% decrease	10% decrease
Change in Bond Adjustment Index Value . . . . . . . . . . . . . .	10% decrease	10% decrease	10% decrease
Months until Segment End Date . . . . . . . . . . . . . . . . . . . . .	63	36	9
Months until end of current Bond Adjustment period . . . . .	63	36	9
Premium Payment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Crediting Base . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$10,000.00	$10,000.00	$10,000.00
Equity Adjustment percentage(1) . . . . . . . . . . . . . . . . . . . . .	-9.68%	-6.13%	-4.57%
Equity Adjustment Amount(2) . . . . . . . . . . . . . . . . . . . . . .	-$967.57(2a)	-$613.28(2b)	-$456.69(2c)
Accumulated Value (Segment Interim Value)(3) . . . . . . . . . .	$9,032.43(3a)	$9,386.72(3b)	$9,543.31(3c)
Bond Adjustment percentage(4) . . . . . . . . . . . . . . . . . . . . .	1.04%	0.59%	0.15%
Bond Adjustment Amount(5) . . . . . . . . . . . . . . . . . . . . . . .	$103.57(5a)	$59.05(5b)	$14.73(5c)
Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment(6) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$9,136.00(6a)	$9,445.78(6b)	$9,558.05(6c)
Free Surrender Amount(7) . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,000.00	$1,000.00
Amount after Free Surrender Amount(8) . . . . . . . . . . . . . . .	$8,136.00(8a)	$8,445.78(8b)	$8,558.05(8c)
Surrender Charge percentage(9) . . . . . . . . . . . . . . . . . . . . .	8.00%(9a)	6.00%(9b)	4.00%(9c)
Surrender Charge(10) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$650.88(10a)	$506.75(10b)	$342.32(10c)
Surrender Value(11) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$8,485.12(11a)	$8,939.03(11b)	$9,215.72(11c)
___________
(1)The Equity Adjustment is the adjustment to the Crediting Base, expressed as a percentage, based on the change in the value of the hypothetical derivative assets which are designed to replicate credits provided by a Segment Option at the end of a Segment Term. The adjustment will generally be different than the Index performance at the time of withdrawal (since Segment Start Date). For purposes of simplifying the examples, the Equity Adjustment percentage has been rounded to two decimal places.
(2)The Equity Adjustment Amount is the Equity Adjustment percentage multiplied by the Crediting Base.
(a)For example 7, it is negative 9.68% multiplied by $10,000.00, which equals negative $967.57.
(b)For example 8, it is negative 6.13% multiplied by $10,000.00, which equals negative $613.28.
(c)For example 9, it is negative 4.57% multiplied by $10,000.00, which equals negative $456.69.
(3)The Accumulated Value (Segment Interim Value) is the Crediting Base plus or minus the Equity Adjustment Amount.
(a)For example 7, it is $10,000.00 minus $967.57, which equals $9,032.43.
(b)For example 8, it is $10,000.00 minus $613.28, which equals $9,386.72.
(c)For example 9, it is $10,000.00 minus $456.69, which equals $9,543.31
(4)For purposes of simplifying the examples, the Bond Adjustment percentage has been rounded to two decimal places.

(5)The Bond Adjustment Amount is the Bond Adjustment percentage multiplied by the Crediting Base.
(a)For example 7, it is positive 1.04% multiplied by $10,000.00, which equals positive $103.57.
(b)For example 8, it is positive 0.59% multiplied by $10,000.00, which equals positive $59.05.
(c)For example 9, it is positive 0.15% multiplied by $10,000.00, which equals positive $14.73.
(6)The Accumulated Value (Segment Interim Value) adjusted for the Bond Adjustment is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment Amount.
(a)For example 7, it is $9,032.43 plus $103.57, which equals $9,136.00.
(b)For example 8, it is $9,386.72 plus $59.05, which equals $9,445.78.
(c)For example 9, it is $9,543.31 plus $14.73, which equals $9,558.05.
(7)The Free Surrender Amount is the Premium Payment multiplied by the allowed Free Surrender percentage. For all three of these examples, it is $10,000.00 multiplied by 10%, which equals $1,000.00.
(8)Amount after Free Surrender Amount is the Accumulated Value (Segment Interim Value) adjusted for Bond Adjustment minus the Free Surrender Amount.
(a)For example 7, it is $9,136.00 minus $1,000.00, which equals $8,136.00
(b)For example 8, it is $9,445.78 minus $1,000.00, which equals $8,445.78.
(c)For example 9, it is $9,558.05 minus $1,000.00, which equals $8,558.05.
(9)The Surrender Charge percentage is based on the current Contract Year.
(a)    For example 7, it is 8.00% because it is in the first Contract Year.
(b)For example 8, it is 6.00% because it is in the fourth Contract Year.
(c)For example 9, it is 4.00% because it is in the sixth Contract Year.
(10)The Surrender Charge is the Surrender Charge percentage multiplied by the Amount after Free Surrender Amount.
(a)For example 7, it is 8.00% multiplied by $8,136.00, which equals $650.88.
(b)For example 8, it is 6.00% multiplied by $8,445.78, which equals $506.75.
(c)For example 9, it is 4.00% multiplied by $8,558.05, which equals $342.32.
(11)The Surrender Value is the Accumulated Value (Segment Interim Value) plus or minus the Bond Adjustment minus the Surrender Charge.
(a)For example 7, it is $9,032.43 plus $102.31 minus $650.88, which equals $8,485.12.
(b)For example 8, it is $9,386.72 plus $58.59 minus $506.75, which equals $8,939.03.
(c)For example 9, it is $9,543.31 plus $14.68 minus $342.32, which equals $9,215.72.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, serves as the independent registered public accounting firm for Principal Life Insurance Company. The audited financial statements incorporated in this Statement of Additional Information have been incorporated in reliance upon the report of Ernst & Young LLP given its authority as an expert in accounting and auditing. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309.

PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Principal Securities, Inc. (“PSI”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company due to common control. The address of PSI is the Principal Financial Group, 655 9th Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

Our offering of the Contract to the public is continuous and began in 2024. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years, PSI was paid and retained the following commissions for the Contracts:

Year	Paid	Retained
2024	$38,385,723	$0
2023	$9,697,524	$0
2022	N/A	N/A

ADDITIONAL INFORMATION REGARDING TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2024	$7,000	$14,000
2025	$7,000	$14,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2024 and 2025. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are generally fully tax deductible regardless of income. However, if your or your spouse is an active participant in a qualified retirement plan, the ability to deduct IRA contributions depends upon his/her income level and tax filing status.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions may qualify for an exception to the 10% pre-age 59½ premature distribution penalty, including distributions: due to death; due to disability; if the distribution is paid as part of a series of substantially equal periodic payments (SEPPs) made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; to pay deductible medical expenses; for unemployed health insurance premiums; for first-time home purchases (up to $10,000); for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; for qualified birth or adoption (up to $5,000); due to terminal illness; and for disaster relief (up to $22,000).
Required Distributions. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
• 75 if you attain age 74 after December 31st, 2032

Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. If the Owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the Owner’s death.
No individual designated as beneficiary: If the Owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or Owner’s beneficiary is not an individual (for example, the beneficiary is the Owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or Owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $70,000 for 2025.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2024	$23,000	$7,500
2025	$23,500	$7,500

Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $11,250 in place of the $7,500 catch-up contribution, if your plan allows.
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart below.
In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,500 for 2024 and 2025. Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $5,250 in place of the $3,500 catch-up contribution, if your plan allows.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $16,500 limit in 2025) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2025, an individual under age 50 defers the maximum of $16,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $7,000 ($23,500 - $16,500) to the 401(k) plan for 2025.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2024	$16,000	$3,500	$23,000
2025	$16,500	$3,500	$23,500
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2024	$7,000	$1,000
2025	$7,000	$1,000

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2024 and 2025.
For succeeding years, individual Roth IRA contributions and catch-up contribution limits are indexed for cost-of-living.
For 2024, modified adjust gross income must be under $146,000 for single filers or under $230,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $146,000 or more and for joint filers with adjusted gross income $230,000 or more.
For 2025, modified adjusted gross income must be under $150,000 for single filers or under $236,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $150,000 or more and for joint filers with adjusted gross income of $230,000 or more.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.

FINANCIAL STATEMENTS

The financial statements for Principal Life Insurance Company are incorporated by reference to the submission form type N-VPFS filed by Principal Life Insurance Company with the Securities and Exchange Commission on April 28, 2025.

PART C

OTHER INFORMATION

Item 27. Exhibits
(a)Board of Director Resolutions - N/A
(b)     Custodian Agreements - N/A
(c)     Underwriting Contracts
(1) Underwriting Agreement(3)
(2) Broker Dealer Marketing and Servicing Agreement for Annuity Contracts(3)
(d)     Contracts
(1) Form of Contract(2)
(2) Form of Contract 2025(8)
(3) Rate Enhancement Rider(2)
(4) Segment Lock-In Rider(2)
(5) Contract Data Page(4)
(6) Peak Buffer Segment Endorsement(5)
(7) Waiver of Bond Adjustment Endorsement(6)
(8) Traditional IRA Endorsement(8)
(9) Roth IRA Endorsement(8)
(10) SIMPLE IRA Endorsement(8)
(e)     Applications
(1)  Form of Application(2)
(f)     Insurance Company’s Certificate of Incorporation and By-laws
(1) Articles of Incorporation(2)
(2) Bylaws(2)
(g)     Reinsurance Contracts - N/A
(h)     Participation Agreements - N/A
(i)     Administrative Contracts - N/A
(j)     Other Material Contracts - N/A
(k)     Legal Opinion and Consent(7)
(l)     Other Opinions
(1) Consents of Ernst & Young LLP(1)
(2) Opinion of Counsel(8)
(m)    Omitted Financial Statements - N/A
(n)     Initial Capital Agreements - N/A
(o)     Form of Initial Summary Prospectus(8)

(p)     Powers of Attorney - Filed as Ex-99(P)(9) on 04/30/2025 as Accession No. 0000009712-25-000053 for Auerbach, Beams, Carter-Miller, Hochschild, Mitchell, Muruzabal, Nordin, Pickerell, Richer, and Rivera.
(p)     Letter Regarding Change in Certifying Accountant - N/A
(r)     Historical Current Limits on Index Gains(8)
(1) Filed herewith
(2) Incorporated herein by reference to Initial Filing of S-1 Registration Statement (File No. 333-267959) filed on October 20, 2022.
(3) Incorporated herein by reference to Pre-Effective Amendment #4 to S-1 Registration Statement (File No. 333-267959) filed on April 25, 2023.
(4) Incorporated herein by reference to Pre-Effective Amendment #5 to S-1 Registration Statement (File No. 333-267959) filed on April 28, 2023.
(5) Incorporated herein by reference to Pre-Effective Amendment #1 to S-1 Registration Statement (File No. 333-276971) filed on April 25, 2024.
(6) Incorporated herein by reference to Pre-Effective Amendment #1 to S-1 Registration Statement (File No. 333-275614) filed on May 6, 2024.
(7) Incorporated herein by reference to Initial Filing of S-1 Registration Statement (File No. 333-282081) filed on September 13, 2024.
(8) Incorporated herein by reference to the Post-Effective Amendment #6 to the Registration Statement (File No. 333-282081) filed on April 30, 2025

Item 28. Officers and Directors of the Insurance Company

The directors and executive officers of Principal Life Insurance Company, their positions with the company, including Board Committee memberships, and their principal business addresses, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 3 Penon Peak Trail Carmel, CA 93923	Director Member, Finance and Human Resources Committees
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit and Finance Committees
JOCELYN CARTER-MILLER 100 S. Birch #1801A Ft. Lauderdale, FL 33316	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 682 Ardsley Road Winnetka, IL 60093	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
SCOTT M. MILLS BET Media Group 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Nominating and Governance Committees
H. ELIZABETH MITCHELL 89 East Wharf Road Madison, CT 06443	Director Member, Audit and Nominating and Governance Committees
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Chair, Audit Committee Member, Finance Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Finance and Human Resources Committees
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Chair, Finance Committee Member, Human Resources and Executive Committees
ALFREDO RIVERA Condominio Lomas del Valle Flats 21, Torre A, Apt. 7 Pozos de Santa Ana San Jose, Costa Rica 10903	Director Member, Audit and Finance Committees
DEANNA D. STRABLE - SOETHOUT Principal Financial Group Des Moines, IA 50392	Director Chair of the Board, Executive Committee Principal Life: Chair, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
CHRISTOPHER AGBE-DAVIES(1)	Vice President, Associate General Counsel, & Interim Corporate Secretary
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	President and Chief Executive Officer - Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
LISA M. COULSON(1)	Senior Vice President and Chief Human Resources Officer
GEORGE DJURASOVIC(1)	Interim General Counsel
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President - Benefits and Protection
TERESA M. HASSARA(1)	Senior Vice President - WSRS
TIMOTHY A. HILL(1)	Senior Executive Managing Director - US & Europe Client Group, Principal Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer & PGS
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President - Chief Risk Officer and General Account
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Executive Vice President and Chief Financial Officer
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
ELLEN W. SHUMWAY(1)	Senior Executive Managing Director - Global Head of Product & Marketing, Principal Asset Management
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1) 711 High Street
Des Moines, IA 50392

(2) Av Apoquindo 3600
Piso 10
Santiago, Chile

(3) 29/F, Sun Hung Kai Centre
30 Harbour Road
Hong Kong SAR China

Item 29. Persons Controlled by or Under Common Control with the Insurance Company

Principal Life Insurance Company is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that files consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Principal Life Insurance Company as of December 31, 2024 appears below:

Principal Life Insurance Company - Organizational Structure
(December 31, 2024)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100

→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100

→ Principal Investor Management (DIFC) Limited	UAE	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 30. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual’s official capacity, that the individual’s conduct was in the best interests of the corporation or (b) in all other cases, that the individual’s conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual’s conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation’s articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director’s official capacity.

Principal Life Insurance Company’s By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the company. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a) Other Activity

Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust. Principal Securities, Inc. also acts as principal underwriter for Principal Strategic Outcomes, an index-linked annuity contract, and Principal Strategic Income, an index-linked annuity contract, issued by Principal Life Insurance Company.

(b) Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Interim Corporate Secretary
Principal Financial Group(1)

Vivek Agrawal	Director
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution (PPN)
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Dawn Roberts	Chief Financial Officer
Principal Financial Group(1)

Nathan P. Schelhaas	Director
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c) Compensation from the Registrant
For the fiscal year ended December 31, 2024:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc.	$98,313,227	0	0	0

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a
Contract Adjustment

(a)As of December 31, 2024:

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Options	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Principal Strategic Outcomes	6,161	$1,173,510,046.41	4,884	$817,929,322.68	$40,062,405.13	No

(b)See Exhibit 27(r)

Item 32. Location of Accounts and Records
N/A

Item 33. Management Services

N/A

Item 34. Undertakings

With regard to the offering of the Index-Linked Segment Options under this registration statement, Principal Life Insurance Company undertakes:

1. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

2. That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto, duly authorized, in the City of Des Moines, and State of Iowa, on this 14th day of October, 2025.

PRINCIPAL LIFE INSURANCE COMPANY
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, Chair of Board, President and Chief Executive Officer	October 14, 2025
D. D. Strable-Soethout

/s/ K. L. Wilhelm	Vice President and Controller	October 14, 2025
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Executive VP and Chief Financial Officer	October 14, 2025
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	October 14, 2025
J. S. Auerbach

/s/ M. E. Beams*	Director	October 14, 2025
M. E. Beams

/s/ J. Carter-Miller*	Director	October 14, 2025
J. Carter-Miller

/s/ R. C. Hochschild*	Director	October 14, 2025
R. C. Hochschild

/s/ S. M. Mills*	Director	October 14, 2025
S. M. Mills

/s/ H. E. Mitchell*	Director	October 14, 2025
H. E. Mitchell

/s/ C. Muruzabal*	Director	October 14, 2025
C. Muruzabal

/s/ D. C. Nordin*	Director	October 14, 2025
D. C. Nordin

/s/ B. C. Pickerell*	Director	October 14, 2025
B. C. Pickerell

/s/ C. S. Richer*	Director	October 14, 2025
C. S. Richer

/s/ A. Rivera*	Director	October 14, 2025
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of Board, President and Chief Executive Officer
Attorney-in-fact pursuant to Powers of Attorney filed previously